STAFF COSTS - Parentheticals (Details 2) - 12 months ended Dec. 31, 2016 $ in Thousands	USD ($)	DKK (kr)
Disclosure Of Employee Benefits [Abstract]
Annual performance bonus	$ 559	kr 3,758,700